Vanguard Capital Value Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Capital Value Fund Participant) Vanguard Capital Value Fund	Vanguard Capital Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Capital Value Fund Participant) Vanguard Capital Value Fund	Vanguard Capital Value Fund - Investor Shares
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.47%

Examples

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Capital Value Fund Participant) Vanguard Capital Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Capital Value Fund - Investor Shares	48	151	263	591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123%.

Primary Investment Strategies

The Fund invests in a portfolio of stocks across the capitalization spectrum that are considered by the advisor to be undervalued. At the advisor's discretion, the portfolio may, at times, be relatively concentrated. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that the advisor feels are below what the stocks are worth compared with potential earnings, asset values, and/or dividends. These stocks may or may not pay dividends.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-freeat800-662-7447.

Annual Total Returns - Vanguard Capital Value Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 39.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.32% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Capital Value Fund Participant) Vanguard Capital Value Fund	One Year	Five Years	Ten Years
Vanguard Capital Value Fund - Investor Shares	22.33%	3.27%	8.19%
Vanguard Capital Value Fund - Investor Shares Russell 3000 Value Index	17.55%	0.83%	7.54%

Vanguard Capital Value Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Capital Value Fund Retail) Vanguard Capital Value Fund (USD $)	Vanguard Capital Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Capital Value Fund Retail) Vanguard Capital Value Fund	Vanguard Capital Value Fund - Investor Shares
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.47%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Capital Value Fund Retail) Vanguard Capital Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Capital Value Fund - Investor Shares	48	151	263	591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123%.

Primary Investment Strategies

The Fund invests in a portfolio of stocks across the capitalization spectrum that are considered by the advisor to be undervalued. At the advisor's discretion, the portfolio may, at times, be relatively concentrated. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that the advisor feels are below what the stocks are worth compared with potential earnings, asset values, and/or dividends. These stocks may or may not pay dividends.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at800-662-7447.

Annual Total Returns - Vanguard Capital Value Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 39.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.32% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Capital Value Fund Retail) Vanguard Capital Value Fund	One Year	Five Years	Ten Years
Vanguard Capital Value Fund - Investor Shares	22.33%	3.27%	8.19%
Vanguard Capital Value Fund - Investor Shares Return After Taxes on Distributions	22.00%	3.04%	7.54%
Vanguard Capital Value Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	14.94%	2.76%	7.11%
Vanguard Capital Value Fund - Investor Shares Russell 3000 Value Index	17.55%	0.83%	7.54%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard U.S. Value Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation and income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard U.S. Value Fund Participant) Vanguard U.S. Value Fund	Vanguard U.S. Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard U.S. Value Fund Participant) Vanguard U.S. Value Fund	Vanguard U.S. Value Fund - Investor Shares
Management Expenses	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.29%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard U.S. Value Fund Participant) Vanguard U.S. Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard U.S. Value Fund - Investor Shares	30	93	163	368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69%.

Primary Investment Strategies

The Fund invests substantially all of its assets in U.S. common stocks, with a focus on value stocks-those that are generally out of favor with investors and that typically (but not always) have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields. The advisor selects stocks of primarily large and mid-size companies by using quantitative models to identify stocks that the advisor believes are trading at prices below the fundamental value of the underlying companies.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-freeat800-662-7447.

Annual Total Returns - Vanguard U.S. Value Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.70% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -21.98% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard U.S. Value Fund Participant) Vanguard U.S. Value Fund	One Year	Five Years	Ten Years
Vanguard U.S. Value Fund - Investor Shares	19.12%	1.02%	6.50%
Vanguard U.S. Value Fund - Investor Shares Russell 3000 Value Index	17.55%	0.83%	7.54%

Vanguard U.S. Value Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation and income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard U.S. Value Fund Retail) Vanguard U.S. Value Fund (USD $)	Vanguard U.S. Value Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard U.S. Value Fund Retail) Vanguard U.S. Value Fund	Vanguard U.S. Value Fund - Investor Shares
Management Expenses	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.29%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard U.S. Value Fund Retail) Vanguard U.S. Value Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard U.S. Value Fund - Investor Shares	30	93	163	368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69%.

Primary Investment Strategies

The Fund invests substantially all of its assets in U.S. common stocks, with a focus on value stocks-those that are generally out of favor with investors and that typically (but not always) have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields. The advisor selects stocks of primarily large and mid-size companies by using quantitative models to identify stocks that the advisor believes are trading at prices below the fundamental value of the underlying companies.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at800-662-7447.

Annual Total Returns - Vanguard U.S. Value Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.70% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -21.98% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard U.S. Value Fund Retail) Vanguard U.S. Value Fund	One Year	Five Years	Ten Years
Vanguard U.S. Value Fund - Investor Shares	19.12%	1.02%	6.50%
Vanguard U.S. Value Fund - Investor Shares Return After Taxes on Distributions	18.69%	0.66%	5.74%
Vanguard U.S. Value Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	13.00%	0.80%	5.52%
Vanguard U.S. Value Fund - Investor Shares Russell 3000 Value Index	17.55%	0.83%	7.54%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (USD $)	12 Months Ended
Sep. 30, 2012
Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2012
Vanguard U.S. Value Fund - Investor Shares | Vanguard U.S. Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.29%
Vanguard Capital Value Fund - Investor Shares | Vanguard Capital Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.47%

Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2012
Vanguard U.S. Value Fund - Investor Shares | Vanguard U.S. Value Fund
Expense Example, No Redemption:
1 YEAR	$ 30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Vanguard Capital Value Fund - Investor Shares | Vanguard Capital Value Fund
Expense Example, No Redemption:
1 YEAR	48
3 YEAR	151
5 YEAR	263
10 YEAR	$ 591

Average Annual Total Returns	12 Months Ended
Sep. 30, 2012
Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.33%
Five Years	3.27%
Ten Years	8.19%
Inception Date	Dec 17, 2001
Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.12%
Five Years	1.02%
Ten Years	6.50%
Inception Date	Jun 29, 2000
Return After Taxes on Distributions | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	22.00%
Five Years	3.04%
Ten Years	7.54%
Return After Taxes on Distributions | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.69%
Five Years	0.66%
Ten Years	5.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.94%
Five Years	2.76%
Ten Years	7.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.00%
Five Years	0.80%
Ten Years	5.52%
Russell 3000 Value Index | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.55%
Five Years	0.83%
Ten Years	7.54%
Russell 3000 Value Index | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.55%
Five Years	0.83%
Ten Years	7.54%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Malvern Funds
Central Index Key	dei_EntityCentralIndexKey	0000836906
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2013
Vanguard Capital Value Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	123.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of stocks across the capitalization spectrum that are considered by the advisor to be undervalued. At the advisor's discretion, the portfolio may, at times, be relatively concentrated. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that the advisor feels are below what the stocks are worth compared with potential earnings, asset values, and/or dividends. These stocks may or may not pay dividends.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Capital Value Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-freeat800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 39.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.32% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Capital Value Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	123.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of stocks across the capitalization spectrum that are considered by the advisor to be undervalued. At the advisor's discretion, the portfolio may, at times, be relatively concentrated. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that the advisor feels are below what the stocks are worth compared with potential earnings, asset values, and/or dividends. These stocks may or may not pay dividends.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Capital Value Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 39.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.32% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(relfects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.43%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.47%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	48
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	151
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	263
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	591
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec 17, 2001
2003	rr_AnnualReturn2003	41.74%
2004	rr_AnnualReturn2004	15.38%
2005	rr_AnnualReturn2005	4.21%
2006	rr_AnnualReturn2006	18.90%
2007	rr_AnnualReturn2007	(7.65%)
2008	rr_AnnualReturn2008	(48.84%)
2009	rr_AnnualReturn2009	81.46%
2010	rr_AnnualReturn2010	20.20%
2011	rr_AnnualReturn2011	(13.98%)
2012	rr_AnnualReturn2012	22.33%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
One Year	rr_AverageAnnualReturnYear01	22.33%
Five Years	rr_AverageAnnualReturnYear05	3.27%
Ten Years	rr_AverageAnnualReturnYear10	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2001
Vanguard U.S. Value Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	69.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests substantially all of its assets in U.S. common stocks, with a focus on value stocks-those that are generally out of favor with investors and that typically (but not always) have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields. The advisor selects stocks of primarily large and mid-size companies by using quantitative models to identify stocks that the advisor believes are trading at prices below the fundamental value of the underlying companies.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard U.S. Value Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-freeat800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.70% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -21.98% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard U.S. Value Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and income.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	69.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests substantially all of its assets in U.S. common stocks, with a focus on value stocks-those that are generally out of favor with investors and that typically (but not always) have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields. The advisor selects stocks of primarily large and mid-size companies by using quantitative models to identify stocks that the advisor believes are trading at prices below the fundamental value of the underlying companies.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks. The Fund tends to invest a high percentage of assets in its ten largest holdings.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.Significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard U.S. Value Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.70% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -21.98% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.26%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	30
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	93
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	163
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	368
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 29, 2000
2003	rr_AnnualReturn2003	30.26%
2004	rr_AnnualReturn2004	13.70%
2005	rr_AnnualReturn2005	6.37%
2006	rr_AnnualReturn2006	14.10%
2007	rr_AnnualReturn2007	(0.74%)
2008	rr_AnnualReturn2008	(34.79%)
2009	rr_AnnualReturn2009	15.29%
2010	rr_AnnualReturn2010	13.82%
2011	rr_AnnualReturn2011	3.23%
2012	rr_AnnualReturn2012	19.12%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
One Year	rr_AverageAnnualReturnYear01	19.12%
Five Years	rr_AverageAnnualReturnYear05	1.02%
Ten Years	rr_AverageAnnualReturnYear10	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2000
Russell 3000 Value Index | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.55%
Five Years	rr_AverageAnnualReturnYear05	0.83%
Ten Years	rr_AverageAnnualReturnYear10	7.54%
Russell 3000 Value Index | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.55%
Five Years	rr_AverageAnnualReturnYear05	0.83%
Ten Years	rr_AverageAnnualReturnYear10	7.54%